Segment Information (Tables)	9 Months Ended
Sep. 30, 2019
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Analysis of the Group Revenue from Major Products and Services	The following is an analysis of the Group’s revenue from its major products and services .

	For the Nine months ended September 30
	2018	2019
Out-licensing	$—	$3,000,000